Revenues, Changes in Contract Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Accrued income, beginning balance	SFr 3,667	SFr 2,799
Accrued income, additions	2,211	5,846
Accrued income, deductions	(4,783)	(4,978)
Accrued income, ending balance	1,095	3,667
Deferred income, beginning balance	351	355
Deferred revenue, additions	7,686	1,533
Deferred revenue, deductions	(3,560)	(1,537)
Deferred income, ending balance	SFr 4,477	SFr 351